Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Mar. 31, 2024
Discontinued Operations [Abstract]
Cash and cash equivalents	$ 76		$ 111	$ 20
Other current assets	22,024		21,731	4,546
Noncurrent assets	9,726		9,987
Total assets of discontinued operations	31,826		31,829	4,566
Accrued expenses and other current liabilities	79,101		78,245	294
Amounts due to related parties	3,729		3,631	1,256
Total liabilities of discontinued operations	82,830		81,876	1,550
Total net assets of discontinued operations	(51,004)		$ (50,047)	3,016
Total consideration received				1,569
Loss on sale of discontinued operations				$ 1,447
Revenues	104	$ 193
Less: Cost of revenues	(201)	(205)
Gross loss	(97)	(12)
Total operating expenses	(1,269)	(2,012)
Loss from discontinued operations	(1,366)	(2,024)
Total other income, net	1,327	23,707
Income (loss) from discontinued operation before income taxes	(39)	21,683
Income tax expenses from operations
Net income (loss) from discontinued operations	$ (39)	$ 21,683